GMO Small Cap Quality Fund Expense Example - GMO Small Cap Quality Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	997
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	938
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	947
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	890
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,008
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,138